Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Income Tax [Abstract]
Disclosure of detailed information about income tax benefit expense included in profit and loss [text block]
For the years ended December 31, 2018, 2017 and 2016, the income tax (benefit) expense included in profit and loss is as follows:

	December 31
	2018	2017	2016
Operation in Mexico:
Current ISR	$1,242,553	1,512,721	1,215,171
Deferred ISR	(33,718)	(157,646)	264,086
	1,208,835	1,355,075	1,479,257
Foreign operation:
Current ISR	4,294	198,813	45,358
Deferred ISR	(58,151)	(469,444)	118,818
Total ISR expense	$1,154,978	1,084,444	1,643,433

Disclosure of detailed information about income tax expense attributable to income before income taxes [text block]
The income tax expense attributable to income before income taxes differed from the amount computed by applying the ISR rate of 30% in 2018, 2017 and 2016 due to the items listed below:

	December 31,
	2018		2017		2016
	ISR	Percentage	ISR	Percentage	ISR	Percentage

Expected expense	$1,354,965	30%	$1,811,667	30%	$1,678,379	30%
Increase (decrease) resulting from:		-
Net effects of inflation	(276,758)	(6)%	(329,516)	(5)%	(144,611)	(2)%
(Non-taxable income) Non-deductible expenses	16,648	0%	88,330	1%	14,550	0%
Effect of rate difference of foreign subsidiary	(16,572)	(0)%	702	0%	21,979	0%
Effect from non-deductible employee benefits	90,820	2%	83,953	1%	71,868	1%
Effect of change of income tax rate in the United States of America	-	-	(443,104)	(7)%	-	-
Cancellation of loss by acquisition	-	-	(129,036)	(2)%	-	-
Other	(14,126)	(0)%	1,448	0%	1,268	0%
Income tax expense	$1,154,978	26%	$1,084,444	18%	$1,643,433	29%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The tax effects of temporary differences, tax losses and tax credits that give rise to significant portions of deferred tax assets and liabilities as of December 31, 2018, 2017 and 2016 are detailed below:

	December 31,
	2018	2017	2016
Deferred tax assets
Accounts payable	$27,738	16,404	831
Employee benefits	53,398	45,519	42,221
PTU payable	20,536	12,917	12,700
Tax loss carryforwards	-	-	2,760
Other provisions	2,205	7,025	1,754
Total deferred tax assets	103,877	81,865	60,266

Deferred tax liabilities
Property, plant and equipment	51	59	82
Prepaid expenses	-	1,136	52
Total deferred tax liabilities	51	1,195	134
Net deferred tax assets	103,826	80,670	60,132

	December 31,
	2018	2017	2016
Deferred tax assets
Accounts payable	$1,483,275	1,170,771	964,676
Tax loss carryforwards	59,883	22,013	676
Goodwill	3,879	7,562	19,846
Other provisions	76,025	54,020	24,049
Total deferred tax assets	1,623,062	1,254,366	1,009,247

Deferred tax liabilities
Inventories	1,639,156	1,601,498	1,612,890
Accounts receivable	366,825	421,191	438,146
Property, plant and equipment	2,503,172	2,428,358	2,566,002
Prepaid expenses	647,480	392,800	302,958
Intangible assets	233,749	253,898	-
Derivative financial instruments	-	-	1,826
Total deferred tax liabilities	5,390,382	5,097,745	4,921,822
Net deferred tax liability	$3,767,320	3,843,379	3,912,575

Disclosure of detailed information about reconciliation of changes in deferred tax liability asset [text block]
	January 1, 2018	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2018
Accounts payable	$(1,187,175)	(323,784)	(54)	(1,511,013)
Employee benefits	(45,519)	(1,317)	(6,562)	(53,398)
PTU payable	(12,917)	(7,619)	-	(20,536)
Tax loss carryforwards	(22,013)	(37,004)	(866)	(59,883)
Other provisions	(61,045)	(17,240)	55	(78,230)
Goodwill	(7,562)	3,604	79	(3,879)
Intangible assets	253,898	(19,825)	(324)	233,749
Inventories	1,601,498	37,319	339	1,639,156
Accounts receivable	421,191	(54,366)	-	366,825
Property, plant and equipment	2,428,417	74,819	(13)	2,503,223
Prepaid expenses	393,936	253,544	-	647,480
Net deferred tax liability	$3,762,709	(91,869)	(7,346)	3,663,494

	January 1, 2017	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2017
Accounts payable	$(965,507)	(223,640)	1,972	(1,187,175)
Employee benefits	(42,221)	1,915	(5,213)	(45,519)
PTU payable	(12,700)	(217)	-	(12,917)
Tax loss carryforwards	(3,436)	(18,577)	-	(22,013)
Other provisions	(25,803)	(35,577)	335	(61,045)
Goodwill	(19,846)	10,895	1,389	(7,562)
Intangible assets	-	-	253,898	253,898
Inventories	1,612,890	(82,523)	71,131	1,601,498
Accounts receivable	438,146	(16,955)	-	421,191
Property, plant and equipment	2,566,084	(351,511)	213,844	2,428,417
Prepaid expenses	303,010	90,926	-	393,936
Derivative financial instruments	1,826	(1,826)	-	-
Net deferred tax liability	$3,852,443	(627,090)	537,356	3,762,709

	January 1, 2016	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2016
Accounts payable	$(1,093,909)	134,658	(6,256)	(965,507)
Employee benefits	(32,572)	(14,115)	4,466	(42,221)
PTU payable	(9,516)	(3,184)	-	(12,700)
Tax loss carryforwards	(11,317)	7,881	-	(3,436)
Other provisions	(6,846)	(18,200)	(757)	(25,803)
Goodwill	(22,326)	6,272	(3,792)	(19,846)
Inventories	1,400,793	167,441	44,656	1,612,890
Accounts receivable	382,182	55,964	-	438,146
Property, plant and equipment	2,356,019	93,752	116,313	2,566,084
Prepaid expenses	353,260	(50,250)	-	303,010
Derivative financial instruments	(859)	2,685	-	1,826
Net deferred tax liability	$3,314,909	382,904	154,630	3,852,443

Disclosure of detailed information about tax loss carryforwards and its expiration period [text block]
As of December 31, 2018, tax loss carryforwards expire as shown below. Amounts are indexed for inflation as permitted by Mexican income tax law:

	Amount as of December 31, 2018
Year	Tax loss carryforwards	Year of expiration / maturity
2017	$58,710	2027
2018	196,197	2028
	$254,907